Condensed Financial Information of the Parent Company (Details) - Schedule of condensed parent company statements of cash flow - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities
Cash flows from investing activities
Cash flows from financing activities
Net increase in cash and restricted cash
Cash and restricted cash, at beginning of year
Cash and restricted cash, at end of year